Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock - Class A Common Stock [Member] - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Class A Common Stock [Line Items]
Gross proceeds			$ 115,000,000
Less:
Proceeds allocated to Public Warrants			(2,978,500)
Issuance costs allocated to Class A common stock			(6,432,257)
Plus:
Accretion of Class A common stock subject to redemption to redemption amount	$ 152,567	$ 170,032	15,095,840
Redemption of Class A common stock subject to redemption		(2,964,667)	(100,078,879)
Reclassification of Public Shares upon purchase by Holder and forfeiture of redemption rights	(273,624)	(15,504,910)
Class A common stock subject to possible redemption	$ 2,185,602	$ 2,306,659	$ 20,606,204